UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock	Additional Paid-in capital	Treasury stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive income (loss) (Loss)	Noncontrolling interest	Total
Balance at the beginning of the year at Mar. 31, 2021	$ 5,002	$ 60,615,048	$ (3,988,370)	$ (36,256,612)	$ (3,103,543)		$ 17,271,525
Balance at the beginning of the year (in shares) at Mar. 31, 2021	50,016,457		(1,165,883)
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Private placement	$ 1,902	10,015,298					10,017,200
Private placement (in shares)	19,020,000
Exercise of RSU	$ 72	391,552					391,624
Exercise of RSU (in shares)	727,476
Net (loss) income				(8,916,114)			(8,916,114)
Foreign currency translation adjustment					787,969		787,969
Balance at the end of the year at Sep. 30, 2021	$ 6,976	71,021,898	$ (3,988,370)	(45,172,726)	(2,315,574)		19,552,204
Balance at the end of the year (in shares) at Sep. 30, 2021	69,763,933		(1,165,883)
Balance at the beginning of the year at Mar. 31, 2022	$ 6,977	71,021,898	$ (3,988,370)	(53,107,676)	(1,649,223)	$ 1,976	$ 12,285,582
Balance at the beginning of the year (in shares) at Mar. 31, 2022	69,763,933		(1,165,883)				68,598,050
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (loss) income				810,338		16,098	$ 826,436
Foreign currency translation adjustment					(3,181,099)	(865)	(3,181,964)
Balance at the end of the year at Sep. 30, 2022	$ 6,977	$ 71,021,898	$ (3,988,370)	$ (52,297,338)	$ (4,830,322)	$ 17,209	$ 9,930,054
Balance at the end of the year (in shares) at Sep. 30, 2022	69,763,933		(1,165,883)				68,598,050